Significant and Critical Accounting Policies and Practices - Schedule of Consolidated Interest in Controlling Entities (Details) (10-K)	12 Months Ended
	Dec. 31, 2017	Dec. 29, 2014
Attributable interest		50.00%
KTC Corp [Member]
State or other jurisdiction of incorporation or organization	The State of Nevada, U.S.A
Date of incorporation or formation (date of acquisition, if applicable)	Sep. 20, 2010
Attributable interest	100.00%
Kicking the Can L.L.C. [Member]
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.
Date of incorporation or formation (date of acquisition, if applicable)	Apr. 17, 2009
Attributable interest	100.00%
Wizard World Digital, Inc. [Member]
State or other jurisdiction of incorporation or organization	The State of Nevada, U.S.A.
Date of incorporation or formation (date of acquisition, if applicable)	Mar. 18, 2011
Attributable interest	100.00%
Wiz Wizard, LLC [Member]
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.
Date of incorporation or formation (date of acquisition, if applicable)	Dec. 29, 2014
Attributable interest	100.00%
ButtaFyngas,LLC [Member]
State or other jurisdiction of incorporation or organization	The State of Delaware, U.S.A.
Date of incorporation or formation (date of acquisition, if applicable)	Apr. 10, 2015
Attributable interest	50.00%